Segment Information (Schedule Of Revenue By Region (By Destination Of Customers)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 1,246.0	$ 1,169.7	$ 1,113.0
United States [Member]
Revenue	867.8	822.8	791.0
Ireland [Member]
Revenue	37.7	56.0	65.8
Rest Of World [Member]
Revenue	$ 340.5	$ 290.9	$ 256.2